SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 07, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redeemable convertible preferred stock, shares oustanding		117,734,383		103,201,832	117,734,383	117,734,383	103,201,832	117,734,383	27,967,896	25,602,868
Price per share		$ 5.40			$ 0.33	$ 5.40		$ 0.33
Exercise Price per Warrant (in usd per share)									$ 2.01
Threshold percentage of outstanding Class A securities						50.00%
Unrecognized tax benefits		$ 0			$ 2,860,000	$ 0		$ 2,860,000	$ 2,429,000	$ 1,928,000
Accrued interest and penalties related to uncertain tax positions		0			$ 0	0		0
Income tax expense		0		$ 0		$ 0	$ 0	$ 0	$ 0
Warrants to purchase common stock						182,334,008	174,832,650	174,895,370	38,158,329
Net Earnings		(13,548,000)		$ (5,702,000)		$ (26,086,000)	$ (10,484,000)	$ (21,807,000)	$ (25,678,000)
JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redeemable convertible preferred stock, shares oustanding					28,646,767			28,646,767
Cash Equivalents		$ 0			$ 0	$ 0		$ 0
Offering costs					$ 19,126,250			$ 19,126,250
Price per share		$ 10.00				$ 10.00
Warrants, conversion ratio		1				1
Public Warrants exercisable term after the completion of a business combination					30 days
Public Warrants exercisable term from the closing of the initial public offering					1 year	12 months
Public Warrants expiration term					5 years			5 years
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)						$ 18.00
Threshold percentage of outstanding Class A securities						50.00%
Unrecognized tax benefits					$ 0			$ 0
Accrued interest and penalties related to uncertain tax positions					0			0
Income tax expense					0
Interest Income		$ 5,210				$ 9,910
Net Earnings		(2,660,294)	$ 16,083,886		(1,767,451)	13,423,592
Cash, FDIC Insured Amount		250,000			250,000	250,000		250,000
Operating bank accounts						145,200
Working capital deficit						2,939,641
Expenses in exchange for issuance of founder shares						25,000
Deferred underwriting fees	$ 12,075,000	$ 12,075,000			12,075,000	$ 12,075,000		$ 12,075,000
Other offering costs reimbursed from underwriters	450,000				450,000
Other offering costs	$ 151,250
Transaction costs allocated to warrant liabilities					1,583,878
Offering costs charged to shareholders' equity					$ 17,542,372
Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redeemable convertible preferred stock, shares oustanding		29,989,126			28,646,767	29,989,126		28,646,767
Net Earnings					$ 0
Basic and diluted weighted average shares outstanding		34,500,000			34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00			$ 0.00	$ 0.00
Redeemable Class A Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock						13,075,000
Redeemable Class A Ordinary Shares | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income		$ 5,210				$ 9,910
Interest Income					$ 0
Net Earnings		$ 5,210			$ 0
Redeemable Net Earnings						$ 9,910
Basic and diluted weighted average shares outstanding		34,500,000			34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00			$ 0.00	$ 0.00
Non-Redeemable Class B Ordinary Shares | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings		$ (2,660,294)			$ (1,767,451)	$ 13,423,592
Redeemable Net Earnings		(5,210)				(9,910)
Non-Redeemable Net Income		$ (2,665,504)			$ 0	$ 13,413,682
Basic and diluted weighted average shares outstanding		8,625,000			7,758,028	8,625,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ (0.30)			$ (0.23)	$ 1.56
Initial Public Offering | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Sale of units (in shares)	34,500,000					34,500,000
Price per share	$ 10.00	$ 10.00				$ 10.00
Number of shares in a unit	1					1
Number of warrants in a unit	0.25					0.25
Warrants, conversion ratio	1	1				1
Exercise Price per Warrant (in usd per share)	$ 11.50	$ 11.50				$ 11.50
Deferred underwriting fees	$ 6,900,000	$ 6,900,000			$ 6,900,000	$ 6,900,000		$ 6,900,000
Other offering costs					$ 601,250
Private Placement | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Sale of units (in shares)	4,450,000				4,450,000
Price per share	$ 2.00				$ 2.00			$ 2.00
Price of warrants					$ 2.00	$ 2.00
Warrants, conversion ratio		1			1	1		1
Exercise Price per Warrant (in usd per share)		$ 11.50			$ 11.50	$ 11.50		$ 11.50
Other offering costs					$ 151,250
Warrants | Private Placement | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock					13,075,000
Public Warrants | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued						8,625,000
Warrants, conversion ratio		1				1
Exercise Price per Warrant (in usd per share)		$ 11.50				$ 11.50
Public Warrants exercisable term after the completion of a business combination						30 days
Public Warrants exercisable term from the closing of the initial public offering						12 months
Public Warrants expiration term		5 years				5 years
Public Warrants | Initial Public Offering | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued	8,625,000
Exercise Price per Warrant (in usd per share)	$ 11.50
Private Placement Warrants | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued						4,450,000
Price of warrants					$ 2.00	$ 2.00
Exercise Price per Warrant (in usd per share)		$ 11.50			$ 11.50	$ 11.50		$ 11.50
Public Warrants exercisable term after the completion of a business combination						30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						30 days
Private Placement Warrants | Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants, conversion ratio		1				1